Schedule I Condensed Parent Company Debt Disclosures (Details) $ in Millions		12 Months Ended
		Sep. 01, 2016 USD ($) d		Sep. 03, 2015 USD ($)
Debt Instrument [Line Items]
Current debt		$ 756		$ 1,089
Long-term debt		9,154		6,252
Debt		9,910		7,341
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017		423
2018		372
2019		315
2020		211
2021		73
2022 and thereafter		147
Capital Leases, Future Minimum Payments, Interest Included in Payments		(135)
Capital Lease Obligations		1,406
Capital lease obligations
Debt Instrument [Line Items]
Current debt	[1]	380		326
Long-term debt	[1]	1,026		466
Debt	[1]	$ 1,406		792
Corporate bonds | 2022 senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	5.875%
Effective interest rate (in thousandths)	[2]	6.14%
Current debt		$ 0		0
Long-term debt		590		589
Debt		$ 590		589
Corporate bonds | 2023 senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	5.25%
Effective interest rate (in thousandths)	[2]	5.43%
Current debt		$ 0		0
Long-term debt		990		988
Debt		$ 990		988
Corporate bonds | 2024 senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	5.25%
Effective interest rate (in thousandths)	[2]	5.38%
Current debt		$ 0		0
Long-term debt		546		545
Debt		$ 546		545
Corporate bonds | 2025 senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	5.50%
Effective interest rate (in thousandths)	[2]	5.56%
Current debt		$ 0		0
Long-term debt		1,139		1,138
Debt		$ 1,139		1,138
Corporate bonds | 2026 senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	5.625%
Effective interest rate (in thousandths)	[2]	5.73%
Current debt		$ 0		0
Long-term debt		446		446
Debt		$ 446		446
Secured Debt | 2022 senior secured term loan B
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	6.64%
Effective interest rate (in thousandths)	[2]	7.10%
Current debt		$ 5		0
Long-term debt		730		0
Debt		$ 735		0
Secured Debt | 2023 senior secured notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	7.50%
Effective interest rate (in thousandths)	[2]	7.69%
Current debt		$ 0		0
Long-term debt		1,237		0
Debt		$ 1,237		0
Convertible Debt
Debt Instrument [Line Items]
Conversion rights, minimum number of trading days (in days) | d		20
Conversion rights, consecutive trading period (in days)		30 days
Conversion rights, threshold percentage of applicable conversion price (in hundredths)		130.00%
Convertible Debt | 2032C convertible senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	2.375%
Effective interest rate (in thousandths)	[2]	5.95%
Current debt		$ 0	[3]	0
Long-term debt		204	[3]	197
Debt		$ 204	[3]	197
Convertible Debt | 2032D convertible senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	3.125%
Effective interest rate (in thousandths)	[2]	6.33%
Current debt		$ 0	[3]	0
Long-term debt		154	[3]	150
Debt		$ 154	[3]	150
Convertible Debt | 2033E convertible senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	1.625%
Effective interest rate (in thousandths)	[2]	4.50%
Current debt	[3]	$ 0		217
Long-term debt	[3]	168		0
Debt	[3]	$ 168		217
Convertible Debt | 2033F convertible senior note
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	2.125%
Effective interest rate (in thousandths)	[2]	4.93%
Current debt	[3]	$ 0		264
Long-term debt	[3]	271		0
Debt	[3]	$ 271		264
Convertible Debt | 2043G convertible senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	3.00%
Effective interest rate (in thousandths)	[2]	6.76%
Current debt		$ 0		0
Long-term debt		657		644
Debt	[4]	$ 657		644
Conversion rights, minimum number of trading days (in days) | d		20
Conversion rights, consecutive trading period (in days)		30 days
Conversion rights, threshold percentage of applicable conversion price (in hundredths)		130.00%
Notes Payable, Other Payables
Debt Instrument [Line Items]
Current debt		$ 95		34
Long-term debt		185		171
Debt		280		205
Notes Payable, Other Payables | Revolving Credit Facility 3
Debt Instrument [Line Items]
Face value of debt extinguished		50
Loans Payable [Member]
Long-term Debt, by Maturity [Abstract]
2017		387
2018		545
2019		562
2020		696
2021		185
2022 and thereafter		6,663
Debt Instrument, Unamortized Discount		(534)
Notes Payable		8,504
Micron Technology, Inc.
Debt Instrument [Line Items]
Current debt		75		655
Long-term debt		7,313		4,797
Debt		7,388		5,452
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017		77
2018		50
2019		44
2020		56
2021		33
2022 and thereafter		0
Capital Leases, Future Minimum Payments, Interest Included in Payments		(19)
Capital Lease Obligations		241
Micron Technology, Inc. | Payment Guarantee of Subsidiary Debt
Debt Instrument [Line Items]
Maximum exposure from guarantees to subsidiaries		1,080
Micron Technology, Inc. | Capital lease obligations
Debt Instrument [Line Items]
Current debt		70		174
Long-term debt		171		40
Debt		241		214
Micron Technology, Inc. | Capital lease obligations | Equipment
Leases, Capital [Abstract]
Debt Instrument, Collateral Amount		$ 226		140
Micron Technology, Inc. | Corporate bonds | 2022 senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		5.875%
Effective interest rate (in thousandths)		6.14%
Current debt		$ 0		0
Long-term debt		590		589
Debt		$ 590		589
Micron Technology, Inc. | Corporate bonds | 2023 senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		5.25%
Effective interest rate (in thousandths)		5.43%
Current debt		$ 0		0
Long-term debt		990		988
Debt		$ 990		988
Micron Technology, Inc. | Corporate bonds | 2024 senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		5.25%
Effective interest rate (in thousandths)		5.38%
Current debt		$ 0		0
Long-term debt		546		545
Debt		$ 546		545
Micron Technology, Inc. | Corporate bonds | 2025 senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		5.50%
Effective interest rate (in thousandths)		5.56%
Current debt		$ 0		0
Long-term debt		1,139		1,138
Debt		$ 1,139		1,138
Micron Technology, Inc. | Corporate bonds | 2026 senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		5.625%
Effective interest rate (in thousandths)		5.73%
Current debt		$ 0		0
Long-term debt		446		446
Debt		$ 446		446
Micron Technology, Inc. | Secured Debt | 2022 senior secured term loan B
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		6.46%
Effective interest rate (in thousandths)		7.10%
Debt		$ 735		0
Micron Technology, Inc. | Secured Debt | 2023 senior secured notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		7.50%
Effective interest rate (in thousandths)		7.69%
Current debt		$ 0		0
Long-term debt		1,237		0
Debt		$ 1,237		0
Micron Technology, Inc. | Convertible Debt
Debt Instrument [Line Items]
Conversion rights, minimum number of trading days (in days) | d		20
Conversion rights, consecutive trading period (in days)		30 days
Conversion rights, threshold percentage of applicable conversion price (in hundredths)		130.00%
Micron Technology, Inc. | Convertible Debt | 2032C convertible senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		2.375%
Effective interest rate (in thousandths)		5.95%
Current debt		$ 0		0
Long-term debt		204		197
Debt		$ 204		197
Micron Technology, Inc. | Convertible Debt | 2032D convertible senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		3.125%
Effective interest rate (in thousandths)		6.33%
Current debt		$ 0		0
Long-term debt		154		150
Debt		$ 154		150
Micron Technology, Inc. | Convertible Debt | 2033E convertible senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		1.625%
Effective interest rate (in thousandths)		4.50%
Current debt		$ 0		217
Long-term debt		168		0
Debt		$ 168		217
Micron Technology, Inc. | Convertible Debt | 2033F convertible senior note
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		2.125%
Effective interest rate (in thousandths)		4.93%
Current debt		$ 0		264
Long-term debt		271		0
Debt		$ 271		264
Micron Technology, Inc. | Convertible Debt | 2043G convertible senior notes
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		3.00%
Effective interest rate (in thousandths)		6.76%
Current debt		$ 0		0
Long-term debt		657		644
Debt		$ 657		644
Micron Technology, Inc. | Notes Payable, Other Payables
Debt Instrument [Line Items]
Stated interest rate (in thousandths)		1.65%
Effective interest rate (in thousandths)		1.65%
Current debt		$ 0		0
Long-term debt		10		60
Debt		10		$ 60
Micron Technology, Inc. | Notes Payable, Other Payables | Revolving Credit Facility 3
Debt Instrument [Line Items]
Face value of debt extinguished		50
Micron Technology, Inc. | Loans Payable [Member]
Long-term Debt, by Maturity [Abstract]
2017		8
2018		183
2019		231
2020		305
2021		195
2022 and thereafter		6,628
Debt Instrument, Unamortized Discount		(403)
Notes Payable		$ 7,147
Weighted Average | Capital lease obligations
Debt Instrument [Line Items]
Effective interest rate (in thousandths)		3.30%		3.70%
Leases, Capital [Abstract]
Weighted Average Remaining Term (in years)		5 years		4 years
Weighted Average | Notes Payable, Other Payables
Debt Instrument [Line Items]
Stated interest rate (in thousandths)	[2]	2.485%
Effective interest rate (in thousandths)	[2]	2.65%
Weighted Average | Micron Technology, Inc. | Capital lease obligations
Debt Instrument [Line Items]
Effective interest rate (in thousandths)		3.40%		4.50%
Leases, Capital [Abstract]
Weighted Average Remaining Term (in years)		4 years

[1]	Weighted-average imputed rate of 3.3% and 3.7% as of September 1, 2016 and September 3, 2015, respectively.
[2]	As of September 1, 2016.
[3]	Since the closing price of our common stock for at least 20 trading days in the 30 trading day period ended on June 30, 2016 did not exceed 130% of the conversion price per share, these notes were not convertible by the holders during the calendar quarter ended September 30, 2016. The closing price of our common stock exceeded the thresholds for the calendar quarter ended September 30, 2016; therefore, these notes are convertible by the holders through December 31, 2016. The 2033 Notes were classified as current as of 2015 because the terms of these notes require us to pay cash for the principal amount of any converted notes and holders of these notes had the right to convert their notes as of that date.
[4]	The 2043G Notes have an original principal amount of $820 million that accretes up to $917 million through the expected term in November 2028 and $1.03 billion at maturity in 2043. The discount is based on the principal at maturity.